Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2023
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments
4.	Critical Accounting Estimates and Judgments

In the preparation of the company’s consolidated financial statements, management has made a number of critical accounting estimates and judgments as described below, and in certain notes to the consolidated financial statements: measurement of insurance contracts and reinsurance contract assets held in notes 8 and 9 respectively; determination of fair value for financial instruments in note 5; carrying value of goodwill and intangibles in note 12; and contingencies in note 20. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable.

Insurance contracts and reinsurance contract assets held

Fulfillment cash flows - Fulfillment cash flows comprise estimates of future cash flows, adjusted to reflect the time value of money for both financial and non-financial risk. These estimates reflect a range of possible scenarios and outcomes, where the cash flows from each scenario are discounted and weighted by the estimated probability of that outcome to derive an expected present value. The estimates of future cash flows reflect the company’s view of current conditions at the reporting date. This information includes both internal and external historical data about claims and other experience, updated to reflect current expectations of future events that might affect those cash flows.

The model to value the fulfillment cash flows may also include certain qualitative adjustments using professional judgment in circumstances where, in the company’s view, the existing inputs, assumptions, or modelling techniques do not capture all relevant risk factors. Where, through model development, the company identifies that the existing models do not capture all relevant risk factors or have other input or data limitations, post-model adjustments are used to address temporary shortcomings. Such adjustments may require significant judgment and may affect the amounts recognized.

The most significant judgments within the estimates of fulfillment cash flows are for property and casualty insurance provision for losses and loss adjustment expenses, which include estimates of future cash flows from losses on claims which have not yet been paid and that are included within the LIC. The judgments used to determine the future cash flows from losses on claims include the ultimate cost of resolution and administration of claims based on an assessment of facts and circumstances then known, a review of historical settlement patterns, estimates of trends in claim severity and frequency, developing case law and other factors, including inflation. These balances are estimated using generally accepted actuarial standards, which are designed to ensure the company establishes an appropriate reserve on the consolidated balance sheet to cover insured losses and related claims expenses for both reported claims and IBNR claims as at each balance sheet date. The assumptions underlying the estimation of provision for losses and loss adjustment expenses are regularly reviewed and updated by the company to reflect recent and emerging trends in experience and changes in the risk profile of the business. The estimation techniques employed by the company in determining provision for losses and loss adjustment expenses and the inherent uncertainties associated with insurance contracts are described in the “Insurance contracts” and “Reinsurance contract assets held” sections of note 3 of these consolidated financial statements, and in the “Underwriting Risk” section of note 22 and in note 8 for the historic development of the company’s insurance contract liabilities (adjustments to LIC).

Discount rates - Cash flows are discounted using risk-free yield curves, adjusted to reflect the characteristics of the cash flows and the liquidity of the insurance contracts and reinsurance contract assets held. The company determines the yield curves using commercially available currency-specific rates and illiquidity premiums.

The tables below set out the primary yield curves that were used to discount the cash flows of insurance contracts and reinsurance contract assets held for currencies in which the company’s insurance revenue is principally based.

	December 31, 2023				December 31, 2022				January 1, 2022
Currencies	1 year	5 years	10 years	15 years	1 year	5 years	10 years	15 years	1 year	5 years	10 years	15 years
USD	5.00%	4.57%	4.70%	4.81%	5.57%	4.90%	5.16%	4.99%	0.49%	1.77%	2.28%	2.28%
CAD	5.28%	4.51%	4.37%	4.41%	5.37%	4.04%	3.94%	3.77%	0.76%	1.60%	2.19%	2.26%
EUR	3.38%	2.64%	2.86%	3.08%	3.48%	3.35%	3.13%	2.99%	0.03%	0.12%	0.57%	0.60%
GBP	4.95%	3.93%	4.26%	4.60%	5.37%	4.80%	4.18%	3.82%	0.84%	1.47%	1.41%	1.21%

Risk adjustment for non-financial risk - The risk adjustment for non-financial risk represents the compensation that the company requires for bearing uncertainty with respect to both the amount and the timing of cash flows that arise from the non-financial risk of the company’s insurance contracts issued and reinsurance contract assets held. The risk adjustment is measured at each of the company’s insurance and reinsurance subsidiaries, reflecting their estimates of uncertainty, diversification benefits and expected favourable and unfavourable outcomes. For reinsurance contract assets held, the risk adjustment for non-financial risk represents the amount of risk being transferred by the company to the reinsurer. The company aggregates the sum of risk adjustments across its insurance and reinsurance subsidiaries and does not redistribute further benefits of diversification achieved at a consolidated level between subsidiaries. The insurance and reinsurance subsidiaries generally use stochastic bootstrapping for claims loss reserves and combines the resulting loss distributions with distributions for premiums, expenses, catastrophe losses and other risks provided using an appropriate dependency structure such as correlation matrices and copula. When determining their risk adjustments two quantile techniques are primarily used: value-at-risk and conditional tail expectation. The company then consolidates using stochastic methods, applying expected correlation structures between subsidiaries to produce a consolidated distribution. The aggregate risk adjustment is compared to the consolidated distribution to determine the confidence interval using a value-at-risk quantile technique. The resulting amount of the calculated risk adjustment corresponds to a consolidated confidence level at December 31, 2023 of 83.8% (December 31, 2022 - 84.0%; and January 1, 2022 - 84.4%).

Contract boundaries - The assessment of the contract boundary, which defines which cash flows are included in the measurement of a contract, requires judgment and consideration of the company’s substantive rights and obligations under the contract. In specific circumstances such as open-ended reinsurance covers, judgment is required in identifying how particular clauses shorten or lengthen the contract boundary. Further, significant judgment is required in determining expense allocations to groups of contracts. Generally the company allocates acquisition costs based on total premiums, claims handling costs based on the number of claims, and maintenance and administration costs based on the number of in-force contracts. Other costs are recognized in the consolidated statement of earnings as they are incurred.

Determination of fair value for financial instruments classified as Level 3 in the fair value hierarchy

Fair values for substantially all of the company’s financial instruments are measured using market or income approaches. Considerable judgment may be required in developing estimates of fair value, particularly for financial instruments classified as Level 3 in the fair value hierarchy as such estimates incorporate unobservable inputs that require management to use its own assumptions. In particular, for private placement debt securities and private company preferred shares the company uses industry accepted discounted cash flow models to respectively, value the instruments directly, and to corroborate fair values implied by limited market activity. Significant judgments and assumptions are required to determine the discounted cash flows, including discount rates, long term growth rates and credit spreads, as applicable, and the effects of economic uncertainty caused by increased inflationary pressures that have resulted in central banks across the world simultaneously raising interest rates to address inflation. See note 5 for details of the company’s Level 3 financial instruments and the valuation assumptions applied.

Impairment assessments of goodwill and indefinite-lived intangible assets

Goodwill and indefinite-lived intangible assets are assessed annually for impairment, or more frequently if there are indicators of impairment, by comparing the carrying value of the cash-generating unit (“CGU”) or group of CGUs to which these assets are allocated to their recoverable amounts. The company principally uses discounted cash flows to estimate the recoverable amount of a CGU or group of CGUs to which goodwill or indefinite-lived intangible assets have been allocated, and market approaches inclusive of a control premium are used when applicable. Significant judgments and assumptions are required to determine the discounted cash flows, including discount rates, long term growth rates, working capital requirements and the effects of increased inflationary pressures and interest rates, and also (i) for goodwill, net insurance revenue, investment returns, regulatory capital ratios, other revenues and expenses, and (ii) for indefinite-lived intangible assets, net insurance revenue, other revenues and royalty rates. Discounted cash flows are subject to sensitivity analysis given the uncertainty in preparing forecasts. Details of goodwill and indefinite-lived intangible assets, including the results of annual impairment tests, are presented in note 12.

Determination of significant influence, joint control and control

The determination of whether an investment is an associate, a joint arrangement or a subsidiary requires consideration of all facts and circumstances, and typically begins with an analysis of the company’s proportion of the investee’s voting rights. Judgment may be required to determine the existence of significant influence, joint control or control when it involves elements such as contractual arrangements between shareholders, currently exercisable potential voting rights through warrants or convertible instruments, significant shareholdings relative to other third party shareholders, and regulatory restrictions on board representation, voting rights, or relevant activities of the investee. De facto control over an investee without holding the majority of its voting rights may occur due to dispersion of third party shareholdings and other factors. Conversely, having significant influence over an investee when holding the majority of its voting rights may occur due to regulatory and other restrictions that limit the application of voting and other rights. The company’s investments in associates and joint ventures are presented in note 6, business combinations and divestitures are presented in note 21 and subsidiaries are presented in note 27. The company exercised judgment in determining it continued to exercise significant influence over Bangalore Airport and Poseidon (formerly Atlas) during 2023, pursuant to the transactions described in note 6, and also in determining it had obtained significant influence over Stelco during 2022.